UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andrew Weiss
Title: President of Weiss Capital, LLC, investment manager of Brookdale Global Opportunity Fund, and President of Weiss Asset Management LLC, general partner of Brookdale International Partners LP
Address:  c/o Weiss Capital, LLC
          29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 28-12279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Attorney-in-Fact for Andrew Weiss
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin*        Boston, MA           November 14, 2007
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]

*Pursuant to Power of Attorney as filed on February 14, 2007.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            38

Form 13F Information Table Value Total:     $ 199,703
                                           (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                             TITLE OF                   VALUE    SHR OR    SH/ PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        CLASS            CUSIP   (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALDABRA 2 ACQUISITION CORP    COM ADDED        01408A103 11,490  1,250,300 SH        SOLE                     1,250,300  0      0
ALTERNATIVE ASSET MGMT ACQU   COM ADDED        02149U101 27,426  3,109,564 SH        SOLE                     3,109,564  0      0
ALYST ACQUISTION CORP         COM ADDED        02263A105  2,335    323,800 SH        SOLE                       323,800  0      0
ALYST ACQUISTION CORP         *W EXP 06/28/201 02263A113     72     96,500 SH        SOLE                        96,500  0      0
CHINA HEALTHCARE ACQ CORP     COM              16939Q104  4,012    703,924 SH        SOLE                       703,924  0      0
CHURCHILL VENTURES LTD        COM              17157P109    600     78,300 SH        SOLE                        78,300  0      0
COGNOS INC                    COM              19244C109    870     21,000 SH        SOLE                        21,000  0      0
COLUMBUS ACQUISITION CORP     COM              198851107  2,694    365,550 SH        SOLE                       365,550  0      0
COMMUNITY BANKERS ACQUISITN   COM              20361R101  6,003    815,585 SH        SOLE                       815,585  0      0
DEKANIA CORP                  COM              24488U104    331     34,500 SH        SOLE                        34,500  0      0
ENERGY SVCS ACQUISITION CORP  COM              29271Q103    260     46,350 SH        SOLE                        46,350  0      0
ENERGY SVCS ACQUISITION CORP  *W EXP 08/29/201 29271Q111     12     18,800 SH        SOLE                        18,800  0      0
GENEVA ACQUISITION CORP       COM              37185Y104  3,539    636,450 SH        SOLE                       636,450  0      0
GLOBAL LOGISTICS ACQUISITION  COM              379414105  6,892    889,285 SH        SOLE                       889,285  0      0
GRUBB&ELLIS RLTY ADVISORS IN  COM              400096103  3,538    597,700 SH        SOLE                       597,700  0      0
GSC ACQUISITION COMPANY       COM ADDED        40053G106    662     71,900 SH        SOLE                        71,900  0      0
HD PARTNERS ACQUISITION CORP  COM              40415K100  8,226  1,089,550 SH        SOLE                     1,089,550  0      0
INDIA GLOBALIZATION CAP INC   COM              45408X100  6,816  1,165,100 SH        SOLE                     1,165,100  0      0
INFORMATION SERVICES GROUP I  COM              45675Y104 15,300  2,000,000 SH        SOLE                     2,000,000  0      0
JK ACQUISITION CORP           COM              47759H106  9,210  1,555,723 SH        SOLE                     1,555,723  0      0
KBL HEALTHCARE ACQUIS CORP I  COM ADDED        48241N107    235     32,600 SH        SOLE                        32,600  0      0
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201 48241N115     22     32,600 SH        SOLE                        32,600  0      0
KINROSS GOLD CORP             COM NO PAR       496902404    165     11,000 SH        SOLE                        11,000  0      0
KOREA FD                      COM              500634100 21,364    467,484 SH        SOLE                       467,484  0      0
MILLENNIUM INDIA ACQS COM IN  COM              60039Q101  6,400    849,900 SH        SOLE                       849,900  0      0
NTR ACQUISITION CO            COM              629415100    327     34,446 SH        SOLE                        34,446  0      0
NORTH AMERN INS LEADERS INC   COM              65687M104  4,880    633,800 SH        SOLE                       633,800  0      0
OCEANAUT INC                  COM              675227102 25,743  3,197,900 SH        SOLE                     3,197,900  0      0
RENAISSANCE ACQUISITION CORP  COM              75966C305    164     29,650 SH        SOLE                        29,650  0      0
SANTA MONICA MEDIA CORP       COM              802501106  5,327    695,400 SH        SOLE                       695,400  0      0
STONELEIGH PARTNERS ACQUS CO  COM ADDED        861923100    107     14,300 SH        SOLE                        14,300  0      0
SYMMETRY HLDGS INC            COM              871545109  2,241    299,550 SH        SOLE                       299,550  0      0
TAILWIND FINL INC             COM              874023104  4,928    652,000 SH        SOLE                       652,000  0      0
TECK COMINCO LTD              CL B             878742204    395      8,292 SH        SOLE                         8,292  0      0
UNION STREET ACQ CORP         COM              908536105    142     18,600 SH        SOLE                        18,600  0      0
VANTAGE ENERGY SERVICES INC   COM              92209F102 16,046  2,136,600 SH        SOLE                     2,136,600  0      0
VICTORY ACQUISITION CORP      COM              92644D100    408     43,850 SH        SOLE                        43,850  0      0
YAMANA GOLD INC               COM              98462Y100    522     44,100 SH        SOLE                        44,100  0      0

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